Tax Matters - Taxes on Items of Other Comprehensive Income/(Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax Expense/(Benefit) on Other Comprehensive Income/(Loss)
Foreign currency translation adjustments, net	[1]	$ 94	$ (215)	$ (15)
Unrealized holding gains/(losses) on derivative financial instruments, net		21	72	(75)
Reclassification adjustments for (gains)/losses included in net income		27	(224)	158
Other comprehensive income (loss), derivatives qualifying as hedges, tax, total		50	(152)	83
Unrealized holding gains/(losses) on available-for-sale securities, net		(23)	102	49
Reclassification adjustments for (gains)/losses included in net income		16	(60)	(15)
Other comprehensive income (loss), available-for-sale securities, tax, total		(53)	42	34
Benefit plans: actuarial losses, net		(141)	(59)	(535)
Reclassification adjustments related to amortization		55	192	186
Reclassification adjustments related to settlements, net		33	42	45
Other		29	(39)	36
Defined benefit plan, amounts recognized in other comprehensive income (loss), net actuarial gain (loss), tax		612	137	(269)
Benefit plans: prior service (costs)/credits and other, net		2	0	67
Reclassification adjustments related to amortization		(39)	(67)	(64)
Reclassification adjustments related to curtailments, net		(4)	(7)	(10)
Other		0	0	(1)
Other comprehensive income (loss), pension and other postretirement benefit plans, net prior service cost (credit), tax		(185)	(74)	(7)
Tax provision/(benefit) on other comprehensive income/(loss)	[2],[3]	518	(262)	(174)
Reclassification of Certain Tax Effects from AOCI [Member]
Tax Expense/(Benefit) on Other Comprehensive Income/(Loss)
Reclassification adjustments of certain tax effects from AOCI to Retained earnings	[4]	1	0	0
Reclassification adjustments of certain tax effects from AOCI to Retained earnings	[4]	637	0	0
Reclassification adjustments of certain tax effects from AOCI to Retained earnings	[4]	(144)	0	0
Financial Assets and Liabilities [Member]
Tax Expense/(Benefit) on Other Comprehensive Income/(Loss)
Reclassification adjustments for tax on unrealized gains from AOCI to Retained earnings	[5]	$ (45)	$ 0	$ 0

[1]	Taxes are not provided for foreign currency translation adjustments relating to investments in international subsidiaries that will be held indefinitely.
[2]	Amounts may not add due to rounding.
[3]	See Note 5E. Tax Matters: Tax Provision/(Benefit) on Other Comprehensive Income/(Loss).
[4]	For additional information on the adoption of a new accounting standard related to reclassification of certain tax effects from AOCI, see Note 1B.
[5]	For additional information on the adoption of a new accounting standard related to financial assets and liabilities, see Note 1B.